Stock Plans, Share-Based Payments And Warrants (Summary Of Terms Of Outstanding Warrants) (Details)	Dec. 31, 2012	Dec. 31, 2011	Mar. 11, 2011	Mar. 10, 2011	Dec. 31, 2012 Class D Warrants - Lambda [Member]	Dec. 31, 2011 Class D Warrants - Lambda [Member]	Dec. 31, 2010 Class D Warrants - Lambda [Member]	Dec. 31, 2012 Class D Warrants - Other [Member]	Dec. 31, 2011 Class D Warrants - Other [Member]	Dec. 31, 2010 Class D Warrants - Other [Member]	Dec. 31, 2012 Placement Agent Warrants [Member]	Dec. 31, 2011 Placement Agent Warrants [Member]	Dec. 31, 2007 Placement Agent Warrants [Member]	Dec. 31, 2012 July 2009 Warrants [Member]	Dec. 31, 2011 July 2009 Warrants [Member]	Jul. 24, 2009 July 2009 Warrants [Member]	Dec. 31, 2012 Shareholder Rights Offering Warrants [Member]	Dec. 31, 2011 Shareholder Rights Offering Warrants [Member]	Dec. 31, 2012 March 2011 Lambda Warrants [Member]	Dec. 31, 2011 March 2011 Lambda Warrants [Member]
Class of Warrant or Right [Line Items]
Date Issued					Nov. 14, 2007			Nov. 14, 2007			Nov. 14, 2007			Jul. 24, 2009			Mar. 10, 2011		Mar. 10, 2011
Expiry Date					Mar. 10, 2016			Nov. 14, 2012			Nov. 14, 2012			Jul. 24, 2014			Mar. 10, 2016		Mar. 10, 2016
Exercise Price	0.45	0.45		0.40	0.40			0.40			0.40		14.10	22.40		22.40	0.40		0.40
Total Common Shares Issuable	14,679,971	16,452,368	4,964,854		8,806,575	8,806,575	359,541		447,197	9,937		228,887		33,629	33,629		3,057,190	4,153,503	2,782,577	2,782,577